Consolidated Statements of Operations and Comprehensive Loss	12 Months Ended
	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares
Income Statement Abstract
Revenue	$ 39,695,890	$ 17,236,773	$ 13,286,184
Cost of Sales	32,445,836	13,360,068	9,706,044
Gross Profit	7,250,054	3,876,705	3,580,140
Sales, general and administrative costs
Salaries and administration	7,394,085	5,807,744	3,747,761
Depreciation	1,219,223	661,958	437,263
Product development costs	2,090,338	1,381,101	939,949
Office expense	920,468	419,398	325,324
Insurance	1,801,665	1,244,505	596,932
Professional fees	1,477,094	1,207,920	486,425
Sales and marketing	818,289	686,544	234,445
Share-based payments	3,645,893	5,771,475	2,098,761
Transportation costs	324,773	231,472	161,017
Travel, accomodation, meals and entertainment	748,299	641,500	217,023
Allowance for credit losses	95,153	8,940	333,929
Total sales, general and administrative costs	20,535,280	18,062,557	9,578,829
Loss from operations before interest, accretion and foreign exchange	(13,285,226)	(14,185,852)	(5,998,689)
Interest and accretion	(1,549,769)	(515,668)	(1,598,588)
Other Income	72,867	364,296	0
Foreign exchange (loss)	(30,897)	(65,117)	(193,798)
Loss from operations for the year	(14,793,025)	(14,402,341)	(7,791,075)
Other item
Write down of assets	(250,832)	(607,579)	(45,679)
Loss for the year	(15,043,857)	(15,009,920)	(7,836,754)
Other comprehensive income / (loss)
Cumulative translation reserve	(13,007)	(39,413)	21,169
Total comprehensive loss for the year	$ (15,056,864)	$ (15,049,333)	$ (7,815,585)
Loss per common share, basic | (per share)	$ (0.64)	$ (0.69)	$ (0.43)
Loss per common share, diluted | (per share)	$ (0.64)	$ (0.69)	$ (0.43)
Weighted average number of common shares outstanding, basic | shares	23,522,755	21,877,488	18,116,129
Weighted average number of common shares outstanding, diluted | shares	23,522,755	21,877,488	18,116,129